ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2020 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Equity (Master Fund), LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company, as of June 30, 2020 is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

2.38%
11.35%
12.52%
7.78%
65.97%
Common Stocks
Direct Investments
Secondary Investments
Primary Investments
Other Assets in Excess of Liabilities

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2020 (Unaudited)

	Industry	Acquisition Date	Shares	Fair Value
Common Stocks (2.38%)
Asia - Pacific (0.06%)
Alibaba Group Holding Ltd.	Technology	06/19/20	4,439	$957,581
APA Group	Utilities	02/11/16	360,819	2,765,432
Total Asia - Pacific (0.06%)				3,723,013

North America (1.09%)
American Tower Corp.	Communication	05/29/20	15,397	3,976,275
American Water Works Co., Inc.	Utilities	02/10/16	45,436	5,843,070
Ares Capital Corp.	Diversified Financial Services	02/10/16	297,954	4,299,476
Ares Management Corp.	Diversified Financial Services	06/28/19	69,187	2,743,956
Atmos Energy Corp.	Utilities	02/10/16	63,856	6,356,226
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	42,020	2,380,433
Canadian National Railway Co.	Transportation	05/14/19	39,645	3,492,265
CMS Energy Corp.	Utilities	11/01/19	45,505	2,657,947
Crowdstrike Holdings, Inc.	Technology	06/04/20	5,420	543,030
Crown Castle International Corp.	Communication	02/10/16	28,327	4,737,974
Enbridge, Inc.	Utilities	02/10/16	79,403	2,405,738
Fortis Inc.	Utilities	12/18/17	67,200	2,545,264
Grocery Outlet Holding Corp.	Retail	05/20/20	2,478	101,102
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	113,782	2,213,263
KKR & Co., Inc.	Diversified Financial Services	02/10/16	73,162	2,258,511
Onex Corporation	Diversified Financial Services	02/10/16	40,832	1,822,100
Republic Services Inc.	Commercial & Professional Services	08/28/17	55,000	4,511,650
SEACOR Holdings, Inc.	Industrial Services	11/04/19	8,960	253,210
Solar Capital Ltd	Diversified Financial Services	08/28/17	218,969	3,505,694
TC Energy Corp.	Energy	11/01/19	57,290	2,439,155
Union Pacific Corp.	Transportation	06/24/16	17,379	2,935,661
Total North America (1.09%)				62,022,000

Western Europe (1.23%)
Ackermans & van Haaren N.V.	Industrial Services	06/28/19	6,427	840,010
Aena SA	Transportation	12/21/18	34,249	4,564,800
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	2,500,000	5,035,961
Brilliant Circle Holdings International Ltd.	Industrial Services	04/14/11	12,447,169	1,109,063
Cellnex Telecom SA	Communication	05/15/19	62,288	3,792,164
EQT AB	Diversified Financial Services	04/06/20	58,855	1,056,441
Eutelsat Communications SA	Communication	09/22/16	79,082	729,028
Gimv N.V.	Diversified Financial Services	02/10/16	79,666	4,544,226
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	4,147	1,076,631
HgCapital Trust PLC	Diversified Financial Services	02/12/16	1,690,335	4,919,472
HICL Infrastructure Co Ltd	Diversified Financial Services	03/24/16	2,682,763	5,715,764
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	06/28/19	160,478	1,487,413
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	120,580	1,919,313
Investor AB	Diversified Financial Services	08/28/17	46,617	2,462,266
Italgas SpA	Utilities	05/29/20	474,524	2,749,356
Kinnevik AB	Diversified Financial Services	04/06/20	52,879	1,390,833
National Grid PLC	Utilities	02/10/16	378,176	4,618,421
NB Private Equity Partners Ltd	Diversified Financial Services	11/06/19	137,871	1,581,159
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	84,050	2,019,244
Sofina SA	Diversified Financial Services	01/10/18	8,735	2,300,006
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	663,107	4,573,162
Veolia Environnement SA	Utilities	08/28/17	170,052	3,820,780
Vinci SA	Transportation	02/10/16	69,765	6,421,976

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2020 (Unaudited) (continued)

Public Investments (continued)
Common Stocks (continued)		Acquisition		Fair
Western Europe (continued)	Industry	Date	Shares	Value
Wendel SA	Diversified Financial Services	12/21/18	17,272	$1,644,605
Total Western Europe (1.23%)				70,372,094

Total Common Stocks (Cost $127,875,880)(2.38%)				$136,117,107

Private Equity Investments (86.27%)
Direct Investments * (65.97%)		Acquisition		Fair

Direct Equity (52.21%)	Investment Type	Date	Shares	Value**
Asia - Pacific (4.41%)
AAVAS Financiers Limited +, a, b	Common equity	06/23/16	5,713,047	$90,848,277
Argan Mauritius Limited +, a	Common equity	05/09/16	106,215	18,270,403
Continuity CNC Capital Ltd. +, a, c	Member interest	03/03/18	—	27,901,822
Continuity CNC Capital Ltd. +, a	Common equity	03/03/18	102,111	1,322,946
Huntress Co-Investment L.P. +, a, b, c	Limited partnership interest	04/08/16	—	52,807,727
Kowloon Co-Investment, L.P. +, a, c	Limited partnership interest	11/04/15	—	3,741,723
Murra Warra Asset Hold Trust +, a, b	Common equity	09/10/18	13,186,543	18,509,184
Murra Warra Project Hold Trust +, a, b	Common equity	09/10/18	429,366	4,627,295
Qualitas Medical Limited +, a, d	Common equity	01/31/18	10,308,160	7,901,512
The Baring Asia Private Equity Fund VI Co-Investment L.P. +, a, c	Limited partnership interest	12/30/16	—	1,191,958
TPG Upswing Co-invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	24,964,100
Total Asia - Pacific (4.41%)				252,086,947

North America (28.38%)
Acrisure Holdings, Inc. +, a	Preferred equity	12/10/18	75,000,000	$92,287,555
Acrisure Investment Holdings, LLC +, a, c	Member interest	11/21/16	—	5,827,958
Affordable Care Holding Corp. +, a	Common equity	10/22/15	101,176	12,223,059
Alliant Holdings, Inc. +, a	Preferred equity	01/18/19	23,400	23,999,622
AP VIII Prime Security Services Holdings, L.P. +, a, c	Limited partnership interest	05/02/16	—	11,299,355
Apollo Co-Investors (MHE), L.P. +, a, c	Limited partnership interest	05/21/13	—	2,277,681
AqGen Island Intermediate Holdings II, Inc. +, a	Preferred equity	03/27/19	3,621	17,341,874
AqGen Island Intermediate Holdings II, Inc. +, a	Common equity	12/03/15	1,220	3,580,276
Astorg VII Co-Invest ERT +, a, c, d	Limited partnership interest	01/31/20	—	37,566,754
BCPE Hercules Holdings, LP +, a, c	Limited partnership interest	07/30/18	—	32,814,671
CapitalSpring Finance Company, LLC +, a	Common equity	10/03/14	3,020,546	3,409,046
CB Poly Holdings, LLC +, a	Preferred equity	08/16/16	171,270	35,436,249
Confluent Health, LLC +, a, b, d	Common equity	05/30/19	27,260	27,352,265
ConvergeOne Investment L.P. +, a	Common equity	07/03/19	2,888	2,881,852
Desserts LLC +, a	Preferred equity	02/08/16	7,989	11,037,141
ECP Parent, LLC +, a, b	Common equity	02/18/20	100,000,000	100,000,000
Elgin Co-Investment, L.P.2 +, a, c	Limited partnership interest	11/28/16	—	33,213,550
EnfraGen LLC +, a, b, d	Common equity	09/17/19	37,786	40,152,369
EQT Infrastructure IV Co-Investment (B) SCSp +, a, c, d	Limited partnership interest	03/09/20	—	101,767,419
EQT VIII Co-Investment (C) SCSp +, a, c, d	Limited partnership interest	01/28/19	—	53,039,891
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/22/16	—	65,635,556
Gemini Global Holdings Investor, LLC +, a, c	Member interest	06/17/11	—	5,335,871
GlobalLogic Worldwide Holdings, Inc. +, a	Common equity	08/01/18	701,927	165,144,394
Healthgrades, Inc. +, a	Common equity	01/04/19	1,616	199,686
KKR Enterprise Co-Invest L.P. +, a	Common equity	10/09/18	9,136	—
LT Co-Borrower, LLC +, a, c	Member interest	06/24/20	—	2,628,131
LTF Holdings, Inc. +, a, d	Common equity	01/06/20	3,132,000	76,119,983

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued)		Acquisition		Fair
Direct Equity (continued)	Investment Type	Date	Shares	Value**
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	342	$338,858
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	33,900	184,057
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	40,431,416
NDES Holdings, LLC +, a	Preferred equity	09/19/11	500,000	4,522,640
NTS Holding Corporation, Inc. +, a	Preferred equity	04/21/17	70	473,334
NTS Holding Corporation, Inc. +, a	Common equity	11/21/13	2,740	1,520,252
OHCP IV SF COI, L.P. +, a, b, c	Limited partnership interest	01/31/18	—	24,924,027
Onecall Holdings, L.P. +, a, b, c	Limited partnership interest	11/29/17	—	98,291,208
Onex Fox, L.P. +, a, c, d	Limited partnership interest	04/25/19	—	45,144,868
PG BRPC Investment, LLC +, a, b, d	Common equity	08/01/19	32,079	35,897,745
Polaris Investment Holdings, L.P +, a, c	Limited partnership interest	06/07/16	—	20,949,284
Safari Co-Investment L.P. +, a, c	Limited partnership interest	03/14/18	—	6,405,945
Shermco Intermediate Holdings, Inc. +, a	Common equity	06/05/18	1,095	2,036,422
Shingle Coinvest LP +, a, c	Limited partnership interest	05/29/18	—	67,635,247
SIH RP HoldCo LP +, a	Common equity	09/10/19	5,018,277	39,557,724
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. +, a, c	Limited partnership interest	05/14/12	—	66,388
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c	Limited partnership interest	08/18/17	—	32,383,314
SnackTime PG Holdings, Inc. +, a, b, c	Member interest	05/23/18	—	17,070,822
SnackTime PG Holdings, Inc. +, a, b	Common equity	05/23/18	12	59,591,647
SPH GRD Holdings, LLC +, a, e	Common equity	06/18/13	136,960	887,501
TA Buckeye Parent, LLC +, a, d	Common equity	06/28/19	21,985,058	110,770,863
THL Equity Fund VI Investors (BKFS), L.P. +, a, c	Limited partnership interest	12/30/13	—	3,350,711
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	6,530,686
Velocity Holdings Corp. +, a	Common equity	08/06/12	3,749,777	13,646,534
Vistria Catapult Holdings, Inc. +, a, d	Preferred equity	09/30/19	18,028	26,619,752
Total North America (28.38%)				1,621,803,453

Rest of World (2.06%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	$5,539,301
Heket Holdings S.à.r.l. +, a	Preferred equity	09/25/19	11,988,920	19,289,662
Heket Holdings S.à.r.l. +, a	Common equity	09/25/19	271,743	92,919,944
Total Rest of World (2.06%)				117,748,907

South America (0.36%)
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	$14,201,500
GTS II Cayman Corporation +, a	Common equity	07/24/13	2,823,797	6,307,239
Total South America (0.36%)				20,508,739

Western Europe (17.00%)
Aston Lux Acquisitions S.à.r.l +, a, c	Limited partnership interest	11/28/19	—	$3,552,491
Astorg Co-Invest SGG, FCPI +, a, b, c	Limited partnership interest	02/10/16	—	43,630,842
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,824	39,190,152
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,768,617,529	108,481,868
Capri Acquisitions Topco Limited +, a	Common equity	11/01/17	47,027	24,560,998
Capri Acquisitions Topco Limited +, a, d	Preferred equity	11/01/17	64,960,457	103,658,057
Ceramtec Co-Investment (1) L.P. +, a, c	Limited partnership interest	02/20/18	—	29,677,231
Ciddan S.a.r.l. +, a	Preferred equity	09/15/17	23,546,751	35,108,923
Ciddan S.a.r.l. +, a	Common equity	09/15/17	12,263,240	46,304,125
EQT Jaguar Co-Investment SCSp +, a, b, c	Limited partnership interest	11/30/18	—	53,310,271
EQT VIII Co-Investment (D) SCSp +, a, c	Limited partnership interest	10/01/19	—	90,253,806
Eurodrip Co-Investment Fund I, L.P. +, a, c	Limited partnership interest	03/18/13	—	4,906,670
Fides S.p.A +, a	Common equity	12/15/16	1,096,526	3,380,272
Frontmatec Holding III ApS +, a	Common equity	09/23/16	248,257,489	28,087,473
Global Blue Global, L.P. +, a	Common equity	07/31/12	411,080	13,482,607
Hogan S.a.r.l. +, a	Preferred equity	12/22/11	1,810,271	951,374
Hogan S.a.r.l. +, a	Common equity	12/22/11	272,221	1

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued)		Acquisition		Fair
Direct Equity (continued)	Investment Type	Date	Shares	Value**
Kaffee Partner Holding GmbH +, a	Common equity	11/01/17	1,237	$1
Kaffee Partner Holding GmbH +, a, c	Member interest	11/01/17	—	1,294,989
KKR Matterhorn Co-Invest L.P. +, a, c	Limited partnership interest	11/02/12	—	1,293,095
KKR Traviata Co-invest L.P. +, a, c	Limited partnership interest	12/18/19	—	89,724,074
Luxembourg Investment Company 261 S.à.r.l. +, a, c	Member interest	07/31/18	—	52,340,383
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,591	42,028,904
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	18,776,203
Luxembourg Investment Company 285 S.à.r.l. +, a, b, c	Member interest	08/22/19	—	18,181,149
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Common equity	08/22/19	6,999,953	6,156,898
Luxembourg Investment Company 293 S.à.r.l. +, a, b, c	Member interest	06/26/19	—	16,326,073
Luxembourg Investment Company 293 S.à.r.l. +, a, b	Common equity	06/26/19	10,752,136	20,321,052
Luxembourg Investment Company 314 S.à.r.l. +, a, b	Common equity	08/22/19	192,000	1
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	1,240,316
Polyusus Lux XVI S.a.r.l. +, a, b	Preferred equity	05/23/18	244,659,996	19,708,997
Polyusus Lux XVI S.a.r.l. +, a, b	Common equity	05/23/18	44,442,345	—
Quadriga Capital IV Investment Holding II L.P. +, a, b, c	Limited partnership interest	09/09/16	—	35,405,908
R&R Co-Invest FCPR +, a, c, d	Limited partnership interest	07/05/13	—	3,774,264
S.TOUS, S.L +, a	Common equity	10/06/15	622	16,244,521
Total Western Europe (17.00%)				971,353,989
Total Direct Equity (52.21%)				$2,983,502,035

Direct Debt (13.76%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (1.17%)
Casmar (Australia) PTY Ltd. +, a	Cash 5.50% + L (1.00% Floor)^^	04/11/17	12/20/23	Senior	$6,893,148	$5,290,348
Casmar (Australia) PTY Ltd. +, a	Cash 9.25% + BBSY (1.00% Floor)††	12/20/16	12/20/24	Second Lien	12,811,375	9,960,391
Healing Quest +, a, d	PIK 14.50%	01/31/18	01/31/23	Mezzanine	7,301,838	7,350,708
Snacking Investments BidCo Pty Limited +, a	Cash 8.50% + BBSY (1.00% Floor)†	12/23/19	12/17/27	Second Lien	32,942,073	32,134,990
Snacking Investments BidCo Pty Limited +, a	Cash 4.00% + L (1.00% Floor)^	01/15/20	12/18/26	Senior	1,296,750	1,275,406
Speedcast Communications, Inc. +, a	Cash 8.00% + L (2.00% Floor)^^	05/07/20	01/22/21	Senior	60,136	59,835
Speedcast Communications, Inc. +, a	Cash 3.25% + L^^; PIK 4.00%	05/08/20	05/15/25	Senior	155,408	155,408
Speedcast International Limited +, a	Cash 3.25% + L^^	01/08/19	05/15/25	Senior	1,820,302	320,009
Stiphout Finance, LLC +, a	Cash 3.00% + L (1.00% Floor)^	10/30/15	10/26/22	Senior	4,790,573	4,408,387
Stiphout Finance, LLC +, a	Cash 7.25% + L (1.00% Floor)^	10/30/15	10/26/23	Second Lien	6,680,094	5,998,614
Total Asia - Pacific (1.17%)						66,954,096

North America (8.87%)
8th Avenue Food & Provisions, Inc. +, a	Cash 3.75% + L^	11/13/18	10/01/25	Senior	$1,477,500	$1,438,849
Achilles Acquisition LLC +, a	Cash 4.00% + L^	12/14/18	10/13/25	Senior	1,086,260	1,038,286
Acrisure LLC +, a	Cash 3.50% + L^^	03/27/20	02/15/27	Senior	1,097,250	1,038,964
Affordable Care Holding Corp. +, a	Cash 9.50% + L (1.00% Floor)^^	10/22/15	04/22/23	Second Lien	17,063,327	15,475,040
AI Alpine AT BidCo GmBH +, a	Cash 3.50% + E###	11/30/18	10/31/25	Senior	1,415,436	1,292,447
Aldevron, L.L.C. +, a	Cash 4.25% + L (1.00% Floor)^^	12/12/19	10/12/26	Senior	1,197,000	1,183,534
Alliant Holdings Intermediate, LLC +, a	Cash 3.25% + L^^	06/03/19	05/09/25	Senior	1,287,000	1,236,324
Altra Industrial Motion Corp. +, a	Cash 2.00% + L^^	11/21/18	10/01/25	Senior	1,125,373	1,074,731
Applovin Corporation +, a	Cash 4.00% + L^^	04/29/20	08/15/25	Senior	1,795,500	1,764,079
AqGen Ascensus, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	03/27/19	12/03/23	Second Lien	68,681,600	67,678,849
AthenaHealth, Inc. +, a	Cash 4.50% + L^^	03/13/19	02/11/26	Senior	2,468,750	2,391,602

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued)		Acquisition	Maturity	Investment		Fair
Direct Debt (continued)	Interest	Date	Date	Type	Principal	Value**
Avantor, Inc. +, a	Cash 3.00% + L (1.00% Floor)^	12/22/17	11/21/24	Senior	$4,686,055	$4,785,764
Banff Merger Sub Inc. +, a	Cash 4.25% + L^	10/18/18	10/02/25	Senior	1,379,000	1,305,423
Berry Global, Inc. +, a	Cash 2.00% + L^^	08/05/19	07/01/26	Senior	2,475,000	2,371,706
Bioclinica Holding I, L.P. +, a	Cash 8.25% + L (1.00% Floor)^^	11/04/16	10/20/24	Second Lien	20,335,000	18,778,750
Blackhawk Network Holdings, Inc +, a	Cash 3.00% + L^^	08/12/19	06/15/25	Senior	987,406	913,000
Bracket Intermediate Holding Corp +, a	Cash 4.25% + L^^	10/04/18	09/05/25	Senior	1,473,750	1,374,272
Bright Horizons Family Solutions, Inc. +, a	Cash 1.75% + L (0.75% Floor)^	02/21/18	11/07/23	Senior	5,849,133	5,673,731
Brookfield WEC Holdings, Inc. +, a	Cash 3.00% + L (0.75% Floor)^	09/12/18	08/01/25	Senior	999,849	969,229
CapitalSpring Finance Company, LLC +, a, d	PIK 5.00%	03/01/17	02/10/23	Mezzanine	2,998,425	2,024,237
CapitalSpring Finance Company, LLC +, a	Cash 8.00%	03/01/17	02/10/23	Mezzanine	8,191,138	7,584,175
CDRH Parent, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^^	08/06/14	07/01/22	Second Lien	9,900,000	—
Centralsquare Technologies, LLC +, a	Cash 3.75% + L^^	10/16/18	08/29/25	Senior	985,000	872,139
Charter NEX US, Inc. +, a	Cash 3.25% + L^^	05/31/19	05/16/24	Senior	1,467,561	1,409,593
CommScope, Inc. +, a	Cash 3.25% + L^	04/26/19	04/06/26	Senior	992,500	942,875
Composite Resins Holding B.V. +, a	Cash 4.25% + L (1.00% Floor)^^	08/28/18	08/01/25	Senior	490,000	490,000
Conservice Midco, LLC, +, a	Cash 4.25% + L^^	05/07/20	05/13/27	Senior	1,700,000	1,661,750
Conterra Ultra Broadband Holdings, Inc. +, a	Cash 4.50% + L^	06/06/19	04/30/26	Senior	1,683,000	1,587,069
ConvergeOne Holdings, Inc. +, a	Cash 5.00% + L^	03/27/19	04/01/26	Senior	2,962,500	2,520,243
ConvergeOne Holdings, Inc. +, a	Cash 8.50% + L^	04/15/19	01/04/27	Second Lien	28,875,000	23,469,600
Covenant Surgical Partners, Inc. +, a, f	Cash 4.00% + L^	11/01/19	07/01/26	Senior	247,500	—
Covenant Surgical Partners, Inc. +, a	Cash 4.00% + L^	11/01/19	07/01/26	Senior	1,240,648	1,073,161
Crown Subsea Communications Holding, Inc. +, a	Cash 6.00% + L^^	11/14/18	11/02/25	Senior	1,519,460	1,524,627
CSC Holdings, LLC +, a	Cash 2.25% + L^	12/07/18	01/15/26	Senior	1,977,475	1,880,875
DCert Buyer, Inc. +, a	Cash 4.00% + L^^	10/24/19	10/16/26	Senior	1,496,250	1,450,742
Deerfield Dakota Holding, LLC +, a	Cash 3.75% + L (1.00% Floor)^^	03/05/20	03/05/27	Senior	1,000,000	970,250
Dell International L.L.C. +, a	Cash 2.00% + L (0.75% Floor)^^	10/15/19	09/19/25	Senior	1,347,411	1,313,645
Delta 2 (Lux) S.A.R.L +, a	Cash 2.50% + L (1.00% Floor)^	03/01/18	02/01/24	Senior	1,997,500	1,911,880
Dentalcorp Perfect Smile ULC +, a	Cash 3.75% + L (1.00% Floor)^	04/04/19	06/06/25	Senior	1,772,864	1,588,930
Diamond Sports Group, LLC +, a	Cash 3.25% + L^	09/18/19	08/24/26	Senior	992,500	820,470
Diligent Corporation +, a	Cash 5.50% + L (1.00% Floor)^^	01/19/18	04/14/22	Senior	7,457,517	7,513,484
Diligent Corporation +, a	Cash 5.50% + L (1.00% Floor)^^	04/29/16	05/31/24	Senior	22,135,443	22,365,152
Ellie Mae, Inc. +, a	Cash 3.75% + L^^	05/24/19	04/17/26	Senior	1,786,500	1,740,944
Envision Healthcare Corporation +, a	Cash 4.50% + L (1.00% Floor)^^	04/27/20	10/10/25	Senior	34,516,628	24,534,419
Envision Healthcare Corporation +, a	Cash 3.75% + L^	10/25/18	10/10/25	Senior	2,955,000	2,008,174
Envision Healthcare Corporation +, a	Cash 7.75% + L^	10/11/18	10/11/26	Mezzanine	28,240,877	1
Explorer Holdings, Inc. +, a	Cash 8.00% + L (0.50% Floor)^	02/04/20	02/04/28	Second Lien	22,645,000	21,533,131
Femur Buyer, Inc. +, a	Cash 4.50% + L^^	03/26/19	03/05/26	Senior	2,970,000	2,682,905
Flex Acquisition Company, Inc. +, a	Cash 3.25% + L^	07/30/18	06/29/25	Senior	978,518	924,944
Flexential Intermediate Corporation +, a	Cash 3.50% + L^^	06/18/19	08/01/24	Senior	1,974,619	1,603,391
GC EOS Buyer, Inc. +, a	Cash 4.50% + L^	07/18/19	08/01/25	Senior	1,979,849	1,706,382
Gentiva Health Services, Inc. +, a	Cash 3.25% + L^^	09/18/18	07/02/25	Senior	1,444,118	1,784,537
GFL Environmental Inc. +, a	Cash 3.00% + L (1.00% Floor)^	12/05/18	05/30/25	Senior	1,889,555	1,835,230
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	09/17/18	06/22/24	Senior	979,559	948,947
Gopher Sub, Inc. +, a	Cash 3.00% + L (0.75% Floor)^	03/02/18	02/03/25	Senior	3,058,368	2,938,424
GTT Communications, Inc. +, a	Cash 2.75% + L^	07/02/18	05/31/25	Senior	4,312,000	3,223,888
Heartland Dental, LLC +, a	Cash 3.50% + L^	05/15/18	04/30/25	Senior	5,763,049	3,889,833

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued)		Acquisition	Maturity	Investment		Fair
Direct Debt (continued)	Interest	Date	Date	Type	Principal	Value**
Hexion Inc. +, a	Cash 3.50% + L^^	08/09/19	07/01/26	Senior	$1,386,000	$1,345,577
Hornblower Sub, LLC +, a	Cash 4.50% + L^^	05/01/19	04/27/25	Senior	948,853	766,199
Huntsman Holdings, LLC +, a	Cash 5.00% + L (0.75% Floor)^	12/17/18	09/25/24	Senior	1,277,020	1,231,411
Husky Injection Molding Systems Ltd. +, a	Cash 3.25% + L (1.00% Floor)^^	07/15/19	03/28/25	Senior	983,718	904,204
Idera, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	12/17/18	06/27/24	Senior	1,276,967	1,236,531
Infoblox Inc. +, a	Cash 4.50% + L^	11/21/16	11/07/23	Senior	5,129,230	5,171,934
Iron Mountain Information Management, LLC +, a	Cash 1.75% + L^	04/04/18	01/02/26	Senior	3,656,250	2,081,150
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + L (1.00% Floor)^	10/05/18	07/03/24	Senior	1,349,699	1,165,242
Loire UK Midco 3 Limited +, a	Cash 3.50% + L^^^	01/24/20	01/22/27	Senior	1,400,000	1,352,750
LTI Holdings, Inc. +, a	Cash 3.50% + L^	10/22/18	09/06/25	Senior	985,000	843,613
McAfee, LLC +, a	Cash 3.75% + L^^	07/19/19	09/30/24	Senior	493,719	481,067
McAfee, LLC +, a	Cash 4.50% + L (1.00% Floor)^	02/02/18	09/27/24	Senior	3,361,543	3,288,192
Messer Industries USA, Inc. +, a	Cash 2.50% + L^^	04/26/19	03/01/26	Senior	1,382,500	1,322,735
Mitchell International, Inc. +, a	Cash 3.25% + L^	12/21/17	11/29/24	Senior	5,221,764	4,932,805
MLN US HoldCo LLC +, a	Cash 4.50% + L^	12/07/18	11/30/25	Senior	1,083,500	894,570
Navicure, Inc. +, a, d	Cash 4.00% + L^^	11/19/19	10/22/26	Senior	1,396,500	1,344,131
Netsmart, Inc. +, a	Cash 3.75% + L (1.00% Floor)^	07/16/18	04/19/23	Senior	2,262,029	2,180,596
Netsmart, Inc. +, a	Cash 7.50% + L (1.00% Floor)^^	05/05/16	10/19/23	Second Lien	21,816,000	19,505,549
Nexstar Broadcasting +, a	Cash 2.75% + L^	10/02/19	09/21/26	Senior	1,440,938	1,371,816
Northwest Fiber, LLC +, a	Cash 5.50% + L^^	05/21/20	04/30/27	Senior	1,000,000	995,000
NSM Top Holdings Corp. +, a	Cash 5.25% + L^^	11/26/19	11/16/26	Senior	1,492,527	1,439,243
NTS Technical Systems +, a	Cash 6.25% + L (1.00% Floor)^	06/19/15	06/12/21	Senior	6,956,612	6,805,521
OEConnection LLC +, a	Cash 4.00% + L^^	10/28/19	09/25/26	Senior	2,085,109	1,980,854
Panther BF Aggregator 2 LP +, a	Cash 3.50% + L^	05/14/19	04/30/26	Senior	1,191,000	1,136,411
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	3,712,270	3,572,944
Perforce Software, Inc. +, a	Cash 3.75% + L^^	07/22/19	07/01/26	Senior	1,687,271	1,632,435
Pet Holdings ULC +, a	Cash 5.50% + L (1.00% Floor)^^	07/08/16	07/05/22	Senior	9,475,849	8,420,702
PetVet Care Centers, LLC +, a	Cash 3.25% + L^	04/12/19	02/14/25	Senior	1,181,955	1,140,586
Plano Molding Company, LLC +, a	Cash 7.50% + L (1.00% Floor)^	05/12/15	05/12/21	Senior	4,535,653	2,960,914
Pluto Acquisition I, Inc. +, a	Cash 5.00% + L^^	08/16/19	06/22/26	Senior	1,485,000	1,425,600
Pre-Paid Legal Services, Inc. +, a	Cash 3.25% + L^	05/07/19	05/01/25	Senior	1,445,250	1,395,873
Procera Networks, Inc. +, a	Cash 4.50% + L^^	11/20/18	10/31/25	Senior	1,144,395	1,098,619
Project Boost Purchaser, LLC +, a	Cash 3.50% + L^^	07/19/19	06/01/26	Senior	1,786,500	1,708,903
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	01/29/18	01/29/26	Second Lien	13,604,350	11,179,278
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	3,073,244	2,932,388
Radiate HoldCo, LLC +, a	Cash 3.00% + L (0.75% Floor)^^	07/16/19	02/01/24	Senior	1,583,833	1,515,744
Radiology Partners, Inc. +, a	Cash 4.25% + L^^^^	09/11/18	07/09/25	Senior	1,903,933	1,774,627
Refinitiv US Holdings Inc. +, a	Cash 3.25% + L^	11/19/18	10/01/25	Senior	2,955,000	2,900,377
Restaurant Technologies, Inc. +, a	Cash 3.25% + L^^	10/26/18	10/01/25	Senior	492,500	455,563
Rocket Software, Inc. +, a	Cash 4.25% + L^	12/05/18	11/28/25	Senior	1,678,750	1,612,826
S2P Acquisition Borrower, Inc +, a	Cash 4.00% + L^	10/07/19	08/14/26	Senior	992,500	960,244
Safe Fleet Holdings LLC +, a, b	Cash 3.00% + L (1.00% Floor)^	03/05/18	02/03/25	Senior	2,900,687	2,699,430
SCIH Salt Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^^	03/03/20	03/16/27	Senior	1,000,000	981,670
Shearer's Foods, LLC +, a	Cash 4.25% + L (1.00% Floor)^^	05/17/18	06/30/21	Senior	3,136,245	3,122,709
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	24,636,579	25,408,554
Sorenson Communications, LLC +, a	Cash 6.50% + L^^	05/06/19	04/29/24	Senior	822,717	815,519
Sound Inpatient Physicians, Inc +, a	Cash 3.00% + L^	08/23/18	06/27/25	Senior	1,368,500	1,317,606
SS&C Technologies, Inc. +, a	Cash 2.25% + L^	12/07/18	04/16/25	Senior	3,251,674	2,157,420
SSH Group Holdings, Inc. +, a	Cash 4.25% + L^^	09/11/18	07/30/25	Senior	3,446,156	3,213,540
Star US Bidco, LLC +, a	Cash 4.25% + L (1.00% Floor)^	03/03/20	03/17/27	Senior	1,300,000	1,205,750
T-Mobile USA, Inc. +, a	Cash 3.00% + L^^	04/28/20	04/01/27	Senior	1,100,000	1,099,313

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued)		Acquisition	Maturity	Investment		Fair
Direct Debt (continued)	Interest	Date	Date	Type	Principal	Value**
Telenet Financing USD LLC +, a	Cash 2.00% + L^^^	01/24/20	04/30/28	Senior	$2,400,000	$2,268,000
The Ultimate Software Group Inc. +, a, d	Cash 4.00% + L (0.75% Floor)^^	06/18/20	05/04/26	Senior	1,000,000	989,930
TLP Finance Holdings, LLC +, a	Cash 7.50% + L (1.00% Floor)^	02/26/19	02/26/26	Mezzanine	46,374,563	43,981,635
Utz Quality Foods, LLC +, a	Cash 3.50% + L^	01/16/18	11/14/24	Senior	4,656,000	4,611,766
VeriFone Systems, Inc. +, a	Cash 4.00% + L^^	09/25/18	08/20/25	Senior	4,649,299	3,929,820
VS Buyer, LLC +, a	Cash 3.25% + L^	02/19/20	02/28/27	Senior	1,995,000	1,932,656
West Corporation +, a	Cash 3.50% + L (1.00% Floor)^^	04/20/18	10/10/24	Senior	3,521,000	2,976,750
WP CityMD Bidco LLC +, a	Cash 4.50% + L (1.00% Floor)^^	09/01/19	08/13/26	Senior	2,985,000	2,948,165
Zayo Group Holdings, Inc. +, a	Cash 3.00% + L^	02/20/20	03/09/27	Senior	2,892,750	2,751,555
Total North America (8.87%)						506,991,139

Rest of World (0.57%)
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.25% + L^^^	10/05/18	07/10/25	Senior	$20,368,074	$18,476,396
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.00% + E###	10/05/18	09/29/25	Senior	2,401,128	2,179,279
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 7.25% + E###	10/11/18	07/10/26	Second Lien	12,553,388	11,458,318
Total Rest of World (0.57%)						$32,113,993

Western Europe (3.15%)
AI Convoy (Luxembourg) S.a.r.l. +, a	Cash 3.50% + L (1.00% Floor)^^	01/31/20	01/20/27	Senior	$1,895,250	$1,817,071
AI Ladder (Luxembourg) Subco S.à.r.l. +, a	Cash 4.50% + L^	08/07/18	07/09/25	Senior	2,299,698	2,098,475
AI PLEX AcquiCo GmbH +, a	Cash 5.00% + L^^^	08/23/19	07/31/26	Senior	4,969,962	4,419,117
Aston Finco S.à.r.l. +, a	Cash 4.25% + L^^	11/14/19	10/09/26	Senior	2,793,000	2,673,418
Aston Finco S.à.r.l. +, a	Cash 8.25% + L^^	10/25/19	10/09/27	Second Lien	36,733,592	32,513,448
Auris Luxembourg III Sarl +, a	Cash 3.75% + L^	04/04/19	02/27/26	Senior	988,739	888,214
Autoform Lux S.a.r.l +, a	Cash 3.75% + L^^^	07/22/16	07/21/23	Senior	1,677,395	1,599,061
Autoform Lux S.a.r.l +, a	Cash 3.75% + E###	07/22/16	07/21/23	Senior	5,051,317	5,146,634
Bach Finance Limited +, a, d	Cash 3.25% + E##	06/11/20	08/30/24	Senior	1,100,000	1,044,219
CD&R Firefly Bidco Limited +, a	Cash 4.50% + L^^^	08/31/18	06/23/25	Senior	5,199,152	4,789,415
CD&R Firefly Bidco Limited +, a	Cash 7.75% + L^^^	06/21/18	06/18/26	Second Lien	26,191,610	23,790,479
Compass IV Limited +, a	Cash 4.50% + E###	07/06/18	05/09/25	Senior	341,033	188,155
CTC AcquiCo GmbH +, a	Cash 3.00% + E##	03/29/18	03/07/25	Senior	3,608,360	2,963,662
EG Finco Limited +, a	Cash 4.00% + L^	05/22/18	02/07/25	Senior	3,900,035	3,679,953
EG Finco Limited +, a	Cash 4.00% + E##	06/20/18	02/07/25	Senior	1,913,480	1,637,820
EG Finco Limited +, a	Cash 8.00% + L (1.00% Floor)^^^	05/23/18	04/20/26	Second Lien	1,915,044	1,828,342
Evergood 4 ApS +, a	Cash 3.25% + E##	02/23/18	02/06/25	Senior	6,249,672	5,229,564
Genesis Specialist Care Finance UK Limited +, a, d	Cash 5.00% + L (1.00% Floor)^^	03/05/20	03/05/27	Senior	2,194,500	2,083,217
Grupo Iberica de Congelados, SA +, a	Cash 7.00% + E##	06/28/19	11/28/24	Senior	1,130,295	917,623
ION Trading Finance Limited +, a	Cash 4.00% + L (1.00% Floor)^^	10/03/18	11/21/24	Senior	4,911,854	4,748,707
IWH UK Midco Limited +, a	Cash 4.00% + E###	02/28/18	11/28/24	Senior	5,886,679	5,078,246
Kiwi VFS Sub II S.a.r.l. +, a	Cash 3.25% + E##	08/21/18	07/29/24	Senior	1,151,803	1,013,375
Lary 4 AB +, a	Cash 3.00% + E#	08/09/16	07/20/23	Senior	10,137,883	9,781,740
Matador Bidco S.a r.l. +, a	Cash 4.75% + L^^	11/12/19	10/15/26	Senior	2,493,750	2,381,531
Mehiläinen Yhtiöt Oy +, a	Cash 4.25% + E##	09/10/18	08/11/25	Senior	1,508,647	1,414,094
Nomad Foods Lux S.a.r.l. +, a	Cash 2.25% + L^	07/02/18	05/15/24	Senior	1,567,498	1,520,230
Nouryon Finance B.V. +, a	Cash 3.25% + L^	11/14/18	10/01/25	Senior	2,309,171	2,239,895
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	22,851,495	22,474,974
PI UK Holdco II Limited +, a	Cash 3.50% + L (1.00% Floor)^	02/15/18	01/03/25	Senior	4,321,728	4,198,129
Rouge Beachhouse B.V. +, a	Cash 3.75% + E##	10/15/18	07/25/25	Senior	579,174	558,339
Sapphire Bidco B.V. +, a	Cash 3.25% + E##	05/25/18	05/05/25	Senior	5,827,475	5,165,127

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued)		Acquisition	Maturity	Investment		Fair
Direct Debt (continued)	Interest	Date	Date	Type	Principal	Value**
Sigma Bidco B.V. +, a	Cash 3.50% + E#	08/03/18	07/02/25	Senior	$4,786,053	$4,302,843
Springer Science & Business Media Finance +, a, d	Cash 3.50% + L (1.00% Floor)^	09/25/13	08/15/22	Senior	453,237	1,147,746
Sunshine Luxembourg VII Sarl +, a	Cash 4.25% + L (1.00 Floor)^^	10/22/19	10/01/26	Senior	1,492,500	1,434,046
Tahoe Subco 1 Ltd. +, a	Cash 3.50% + L (1.00% Floor)^^	03/20/18	06/13/24	Senior	2,776,568	2,435,929
TDC A/S +, a	Cash 2.75% + E#	10/22/18	06/04/25	Senior	1,506,866	1,431,044
Virgin Media Bristol, LLC +, a	Cash 2.50% + L^	02/07/18	01/31/28	Senior	5,486,250	5,267,020
Zacapa S.a.r.l. +, a	Cash 5.00% + L (0.75% Floor)^^	07/31/18	07/02/25	Senior	1,768,500	1,718,487
Ziggo Financing Partnership +, a	Cash 2.50% + L^^	02/27/20	04/30/28	Senior	2,500,000	2,361,613
Total Western Europe (3.15%)						179,981,002
Total Direct Debt (13.76%)						$786,040,230
Total Direct Investments (65.97%)						$3,769,542,265

Secondary Investments *, c (7.78%)	Acquisition Date	Fair Value
Asia - Pacific (0.02%)
Baring Asia Private Equity Fund IV, L.P. +, a	11/24/09	$6,941
Carlyle Japan International Partners II, L.P. +, a	09/30/13	91,085
CVC Capital Partners Asia Pacific III, L.P. +, a	01/11/13	382,162
TRG Growth Partnership (Offshore) II, L.P. +, a	08/02/10	116,719
TRG Growth Partnership (Offshore), L.P. +, a	08/02/10	6,703
TRG Growth Partnership II, L.P. +, a	07/08/10	342,467
Total Asia - Pacific (0.02%)		946,077

North America (7.11%)
Apollo Investment Fund IX, L.P +, a	06/01/17	$7,693,178
Apollo Investment Fund VII, L.P. +, a	07/01/10	171,731
Apollo Overseas Partners (Delaware) VII, L.P. +, a	10/01/09	64,680
Ares PE Extended Value Fund, L.P. +, a	11/14/19	29,280,707
Bain Capital Fund VIII, L.P. +, a	12/31/15	1,226
Bain Capital Fund X, L.P. +, a	06/30/11	5,109,355
Bain Capital IX Co-Investment Fund, L.P. +, a	12/31/15	17,095
Bain Capital Partners IX, L.P. +, a	12/31/15	93,802
Bain Capital VIII Co-Investment Fund, L.P. +, a	12/31/15	420
Bain Capital X Co-Investment Fund, L.P. +, a	06/30/11	1
Bertram Growth Capital II-A, L.P. +, a	09/30/15	825,459
Carlyle Partners IV, L.P. +, a	06/30/11	2
Clayton, Dubilier & Rice Fund VIII, L.P. +, a	03/29/12	2,379,563
Frazier Healthcare VI, L.P. +, a	06/30/12	204,701
FS Equity Partners V, L.P. +, a	08/07/12	1,277,111
Genstar Capital Partners V, L.P. +, a	09/30/15	94,198
Gridiron Energy Feeder I, L.P. +, a, e	05/15/17	33,975,256
Gryphon Partners 3.5, L.P. +, a	05/21/13	873,190
Gryphon Partners IV L.P. +, a	02/08/16	31,454,734
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a	12/30/10	352,531
Harvest Partners V, L.P. +, a	09/30/11	3,092
Harvest Partners VII, L.P. +, a	12/14/15	9,007,128
Hellman & Friedman Capital Partners VI, L.P. +, a	12/31/12	283,721
Hellman & Friedman Capital Partners VII, L.P. +, a	06/30/14	3,371,455
Highstar Capital III Prism Fund, L.P. +, a	07/01/10	15,994
Insight Venture Partners Continuation Fund, L.P. +, a	09/09/19	42,633,100
Investcorp Private Equity 2007 Fund, L.P. +, a	03/31/11	15,407
Investcorp Technology Partners III (Cayman), L.P. +, a	08/19/11	10,948

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued)
Secondary Investments *, c (continued)	Acquisition	Fair
North America (continued)	Date	Value
Irving Place Capital Investors II, L.P. +, a	03/22/10	$3,298
Lee Equity Partners II, L.P. +, a	06/30/17	3,935,968
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	18,715,859
Lightyear Fund II, L.P. +, a	09/30/13	437,444
Madison Dearborn Capital Partners V, L.P. +, a	01/03/12	66,864
MidOcean Partners III, L.P. +, a	06/30/11	384,772
Monomoy Capital Partners II, L.P. +, a	09/30/15	951,236
Northgate Growth Fund, L.P. +, a	12/20/19	417,000
NVP VIII PG, L.P. +, a, d	05/31/19	25,267,605
Oak Investment Partners XII, L.P. +, a	06/28/12	606,195
Palladium Equity Partners III, L.P. +, a	08/02/10	9,543
Pamlico Capital GP II, LLC +, a	03/31/14	3,497
Pamlico Capital II, L.P. +, a	03/31/14	1
Providence Equity Partners IV, L.P. +, a	06/30/11	617
Providence Equity Partners V, L.P. +, a	06/30/11	3,994
Providence Equity Partners VI-A, L.P. +, a	06/30/13	4,634,476
Providence Equity Partners VII-A, L.P. +, a	06/30/13	2,018,819
Revelstoke Single Asset Fund I, L.P. +, a	11/20/19	49,586,219
Silver Lake Partners II, L.P. +, a	06/30/14	1,063
Silver Lake Partners III, L.P. +, a	06/30/10	2,202,477
Silver Lake Partners V, L.P. +, a	03/31/17	32,563,977
Silver Lake Sumeru Fund, L.P. +, a	12/18/09	109,311
SL SPV-1, L.P. +, a	12/01/17	15,400,020
SL SPV-2, L.P. +, a	05/01/19	5,661,251
Sun Capital Partners V, L.P. +, a	09/30/13	5,407,988
TA Atlantic & Pacific VI, L.P. +, a	09/30/15	183,945
TA X, L.P. +, a	09/30/15	378
TA XI, L.P. +, a	09/30/15	5,301,080
TCV VI, L.P. +, a	09/30/13	496,547
TCV VII (A), L.P. +, a	09/30/13	4,909,621
TorQuest Partners Fund (U.S.) II, L.P. +, a	09/30/15	122,872
TPG Partners V, L.P. +, a	07/11/11	81,582
TPG Partners VI, L.P. +, a	07/01/10	4,722,801
Tudor Ventures III, L.P. +, a	12/31/12	88,586
Vistria Fund III, LP +, a	06/19/19	147,536
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	2,043,694
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, d	12/31/18	50,603,712
Total North America (7.11%)		406,301,633

Western Europe (0.65%)
3i Eurofund Vb, L.P. +, a	09/30/09	117,043
3i Growth Capital B, L.P. +, a	10/01/14	64,566
Abingworth Bioventures III, L.P. +, a	09/30/15	2,904
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a	06/30/12	260,026
Abingworth Bioventures V, L.P. +, a	06/30/12	216,753
Advent International GPE VI, L.P. +, a	09/30/10	546,861
Apax Europe VI - A, L.P. +, a	07/01/11	102,784
Apax Europe VII - B, L.P. +, a	04/30/11	20,814
Astorg V FCPR +, a	09/30/15	1,007,111
Astorg VI, FCPI +, a, e	06/30/16	10,455,911
BC European Capital IX, L.P. +, a	09/30/14	4,189,941
Carlyle Europe Partners II, L.P. +, a	12/28/12	20,940
Carlyle Europe Partners III, L.P. +, a	12/28/12	1,093,491
CCP IX L.P. No.2 +, a	09/30/14	759,238
CVC European Equity Partners V, L.P. +, a	12/28/12	384,410

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued)
Secondary Investments *, c (continued)	Acquisition	Fair
Western Europe (continued)	Date	Value
ESP Golden Bear Europe Fund +, a	12/31/16	$11,294,401
Galileo III FCPR +, a	09/30/15	31,807
Graphite Capital Partners VII Top-Up +, a	09/30/15	65,062
Graphite Capital Partners VII, L.P. +, a	09/30/15	332,702
Indigo Capital V, L.P. +, a	09/30/15	99,621
Industri Kapital 2000, L.P. +, a	09/30/15	1,376
Italian Private Equity Fund IV, L.P. +, a	01/29/16	14,431
KKR European Fund III, L.P. +, a	11/01/10	379,406
Montagu III, L.P. +, a	12/09/09	1
PAI Europe V +, a	09/30/14	44,051
Permira Europe II, L.P. +, a	11/29/13	18,664
Permira Europe III, L.P. +, a	09/30/13	30,343
Permira IV, L.P. +, a	09/30/13	3,355,647
Riverside Europe Fund IV, L.P. +, a	09/30/14	1,115,580
Terra Firma Capital Partners III, L.P. +, a	09/30/13	1,436,004
Total Western Europe (0.65%)		37,461,889
Total Secondary Investments (7.78%)		$444,709,599

Primary Investments *, c (12.52%)
Asia - Pacific (1.14%)
Baring Asia Private Equity Fund V, L.P. +, a	12/01/10	3,626,480
BGH Capital Fund I +, a	03/01/18	1,909,181
CPEChina Fund III, L.P. +, a	03/28/18	13,258,404
Hony Capital Fund VIII, L.P. +, a	10/30/15	7,835,142
Hony Capital Partners V, L.P. +, a	12/15/11	6,538,093
J-STAR No.4-C, L.P. +, a	08/02/19	1,547,111
KKR Asian Fund IV SCSp +, a, f	05/29/20	—
Primavera Capital Fund III L.P. +, a	05/09/18	6,919,104
Southern Capital Fund IV L.P. +, a	01/26/18	1,055,249
The Baring Asia Private Equity Fund VII, L.P. +, a	07/10/18	2,529,495
TPG Asia VII (B), L.P. +, a	12/07/18	9,253,580
Trustbridge Partners VI, L.P. +, a	04/12/18	10,946,437
Total Asia - Pacific (1.14%)		65,418,276

North America (7.51%)
Advent Global Technology, L.P. +, a	06/25/19	310,470
AEA Investors Fund VII L.P. +, a	02/08/19	400,726
American Industrial Partners Capital Fund VII, L.P. +, a	03/29/19	600,573
Apollo Investment Fund VIII, L.P. +, a	06/28/13	7,508,480
Ares Corporate Opportunities Fund IV, L.P. +, a	04/19/12	6,151,760
Ares Corporate Opportunities Fund V, L.P. +, a	12/28/15	7,430,481
Ares Corporate Opportunities Fund VI, L.P. +, a, f	06/02/20	—
Avista Capital Partners II, L.P. +, a	03/15/10	124,609
Avista Capital Partners III, L.P. +, a	10/03/11	95,321
Bain Capital Fund XII, L.P. +, a	06/30/17	8,139,587
Berkshire Fund IX, L.P. +, a	03/18/16	7,029,237
Caltius Partners V-A, L.P. +, a	12/02/14	5,813,029
Carlyle Partners VII, L.P. +, a	11/29/17	18,226,026
Clayton Dubilier & Rice Fund IX, L.P. +, a	07/31/13	6,643,910
Clayton, Dubilier & Rice Fund XI, L.P. +, a, f	05/15/20	—
Clearlake Capital Partners V, L.P. +, a	12/15/17	26,895,241
Clearlake Capital Partners VI, L.P. +, a	12/15/19	1,560,142
Crescent Mezzanine Partners VI, L.P. +, a	03/30/12	1,446,651
Genstar Capital Partners IX, L.P. +, a, e	02/21/19	3,796,147
Genstar Capital Partners VI, L.P. +, a	09/01/12	3,447,958

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued)
Primary Investments *, c (continued)	Acquisition	Fair
North America (continued)	Date	Value
Genstar Capital Partners VII, L.P. +, a	06/26/15	$9,498,876
Genstar Capital Partners VIII, L.P. +, a	03/23/17	23,159,424
GoldPoint Mezzanine Partners IV, L.P. +, a	12/30/15	10,064,060
Green Equity Investors Side VIII, L.P. +, a, f	10/18/19	—
Gryphon Partners V, L.P. +, a	02/23/18	6,733,616
Harvest Partners VIII, L.P. +, a	12/19/18	7,991,697
Insight Venture Partners X, L.P. +, a	07/06/18	8,222,119
Insight Venture Partners XI, L.P. +, a	12/17/19	688,417
KKR Americas Fund XII L.P. +, a	01/31/18	12,712,713
KKR North America Fund XI, L.P. +, a	02/01/12	7,811,707
Kleiner Perkins Caufield & Byers XIX LLC +, a	03/05/20	360,000
Kohlberg TE Investors IX, L.P. +, a, f	12/20/19	—
Kohlberg TE Investors VII, L.P. +, a	09/15/11	3,392,220
Kohlberg TE Investors VIII, L.P. +, a	08/04/16	18,267,204
Lee Equity Partners Realization Fund Captive AIV, L.P. +, a, f	05/31/19	—
Leeds Equity Partners VI, L.P. +, a	11/25/16	13,372,181
Lerer Hippeau Select Fund III, LP +, a	12/20/19	1,111,669
Lerer Hippeau VII, LP +, a	12/20/19	197,587
Madison Dearborn Capital Partners VIII, L.P. +, a	03/20/20	—
Nautic Partners IX-A, L.P. +, a	03/12/19	859,489
Nautic Partners VII-A, L.P. +, a	06/27/14	1,838,609
New Enterprise Associates 14, L.P. +, a	05/04/12	6,276,823
New Enterprise Associates 17, L.P. +, a	06/06/19	2,027,219
New Mountain Capital V, L.P. +, a	06/29/17	21,650,896
NexPhase Capital Fund III-A, LP +, a	09/01/16	22,341,568
Oak Hill Capital Partners IV, L.P. +, a	04/28/17	20,725,041
Oak Hill Capital Partners V, L.P. +, a	12/21/18	2,305,250
Pamlico Capital V, L.P. +, a, f	02/03/20	—
PennantPark Credit Opportunities Fund II, L.P. +, a	08/03/12	8,958,388
Silver Lake Partners IV, L.P. +, a	07/30/12	12,679,654
Silver Lake Partners VI, L.P. +, a, f	06/04/20	—
Sumeru Equity Partners Fund, L.P. +, a	04/27/15	4,494,558
TA XIII-B, L.P. +, a	05/02/19	1,882,901
TCV X, L.P. +, a	08/31/18	3,820,101
Thompson Street Capital Partners IV, L.P. +, a	12/10/15	9,537,324
Thompson Street Capital Partners V, L.P. +, a	05/04/18	3,430,041
TPG Partners VII, L.P. +, a	03/01/16	14,581,253
TPG Partners VIII, L.P. +, a	01/31/19	677,826
Trident VII, L.P. +, a	09/22/16	21,818,504
Trident VIII, L.P. +, a	04/05/19	1,434,275
Vista Equity Partners Fund VII, L.P. +, a	08/31/18	4,465,765
Vistria Fund II, L.P. +, a, e	12/19/17	9,611,201
Vistria Fund III, LP +, a	06/19/19	147,537
Warburg Pincus Global Growth, L.P. +, a	11/20/18	2,134,786
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, d	12/19/14	12,886,687
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a	07/25/18	710,122
Windjammer Senior Equity Fund IV, L.P. +, a	02/06/13	8,852,026
Total North America (7.51%)		429,351,682

Rest of World (0.59%)
Advent Latin American Private Equity Fund VI-H L.P. +, a	10/17/14	6,157,019
Altra Private Equity Fund II, L.P. +, a	12/07/12	1,953,890
Patria - Brazilian Private Equity Fund IV, L.P. +, a	06/30/11	5,783,036

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued)
Primary Investments *, c (continued)	Acquisition	Fair
Rest of World (continued)	Date	Value
Polish Enterprise Fund VIII, L.P. +, a	09/15/17	$19,569,303
Total Rest of World (0.59%)		33,463,248

Western Europe (3.28%)
Advent International GPE IX-C, L.P. +, a	05/31/19	4,989,828
Advent International GPE VII-B, L.P. +, a	07/01/12	7,802,269
Advent International GPE VIII-C, L.P +, a	03/22/16	10,090,785
Apax X USD L.P. +, a	07/16/19	1
Axcel VI K/S +, a, f	02/21/20	—
Bain Capital Europe Fund IV, L.P. +, a	09/01/14	5,685,819
CapVest Equity Partners III B, L.P. +, a	08/30/13	14,550,552
Capvis Equity V L.P. +, a	01/17/18	9,322,800
Carlyle Europe Partners IV, L.P. +, a	08/27/13	1,615,670
Carlyle Europe Partners V, L.P. +, a	04/23/18	1,200,164
CVC Capital Partners VI (A) L.P. +, a	07/05/13	8,741,913
CVC Capital Partners VIII, L.P. +, a, f	06/19/20	—
EQT IX, L.P. (USD) +, a, f	05/15/20	—
EQT Mid-Market (No.1) Feeder L.P. +, a	07/01/16	18,268,317
EQT VI (No.1), L.P. +, a	07/01/11	1,529,771
Gilde Buy-Out Fund VI C.V. +, a	06/28/19	—
Graphite Capital Partners IX L.P. +, a	04/11/18	1,021,740
Hg Saturn I L.P. +, a	06/28/18	17,643,226
HgCapital 8 L.P. +, a, e	12/19/16	11,344,428
HgCapital Mercury 2 +, a	02/15/17	6,266,520
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	21,205,692
KKR European Fund V (EUR) SCSp +, a	11/05/18	5,563,437
Nordic Capital IX, L.P. +, a	07/18/17	19,314,858
PAI Europe VI-1, L.P. +, a	03/12/15	8,247,920
Permira VII L.P. +, a	06/21/19	4,502,038
Sixth Cinven Fund (No.3) L.P. +, a	05/01/16	5,171,237
The Seventh Cinven Fund, L.P. +, a	04/16/19	3,096,000
Total Western Europe (3.28%)		187,174,985
Total Primary Investments (12.52%)		$715,408,191

Total Private Equity Investments (Cost $4,193,042,260)(86.27%)		$4,929,660,055

Total Investments (Cost $4,320,918,140)(88.65%)		5,065,777,162

Other Assets in Excess of Liabilities (11.35%)		648,821,901

Net Assets (100.00%)		$5,714,599,063

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2020 (Unaudited) (continued)

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of June 30, 2020 was 0.16%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of June 30, 2020 was 0.30%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of June 30, 2020 was 0.37%.

^^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 12 month LIBOR plus a base rate. The 12 month LIBOR as of June 30, 2020 was 0.55%.

#	As of June 30, 2020, 1 month EURIBOR was -0.51%.

##	As of June 30, 2020, 3 month EURIBOR was -0.42%.

###	As of June 30, 2020, 6 month EURIBOR was -0.31%.

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of June 30, 2020, 1 month Bank Bill Swap Rate was 0.09%.

††	As of June 30, 2020, 3 month Bank Bill Swap Rate was 0.10%.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2020 (Unaudited) (continued)

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of June 30, 2020 was $4,929,660,055, or 86.27% of net assets. As of June 30, 2020, the aggregate cost of each investment restricted to resale was $22,381,085, $10,621,500, $27,897,888, $102,112, $38,102,078, $2,204,591, $14,353,176, $3,600,295, $6,753,475, $2,630,127, $20,000,000, $73,500,000, $3,483,944, $11,478,466, $22,932,000, $11,862,703, $10,085, $11,587,190, $1,226,349, $36,322,745, $35,274,427, $4,168,272, $17,127,003, $27,234,802, $2,887,500, $8,571,126, $100,000,000, $11,905,932, $38,637,768, $100,087,057, $56,959,319, $35,134,908, $3,457,439, $82,017,309, $87,093, $9,135,720, $2,628,131, $78,329,340, $317,827, $172,633, $37,921,967, $5,000,000, $473,334, $2,899,729, $23,178,823, $78,652,850, $45,161,442, $32,102,865, $15,452,333, $6,739,319, $1,095,000, $52,454,049, $39,287,856, $2,817,098, $28,417,946, $14,872,000, $54,969,200, $3,286,787, $81,002,756, $4,878,849, $4,632,829, $9,757,979, $26,854,553, $6,939,071, $17,510,132, $69,246,328, $9,500,725, $2,823,797, $3,792,769, $27,377,030, $114,301, $89,101,353, $378,368, $86,113,676, $22,730,727, $27,818,080, $14,672,982, $53,940,376, $88,276,348, $10,685,164, $1,142,031, $18,777,316, $6,058,452, $3,081,671, $393,923, $288,509, $662,069, $9,986,562, $92,759,254, $48,949,162, $21,615,986, $17,052,864, $17,052,864, $3,373,262, $25,888,028, $11,094,869, $7,793, $1,063,586, $23,873,383, $6,274,935, $18,798,388, $1, $12,156,155, $6,915,428, $12,811,375, $7,716,106, $31,850,693, $1,284,699, $59,185, $154,148, $1,805,850, $4,790,573, $6,680,793, $1,474,566, $1,084,075, $1,094,612, $17,063,327, $1,414,030, $1,185,949, $1,276,216, $1,123,159, $1,705,725, $67,963,027, $2,427,130, $4,849,746, $1,368,079, $2,469,544, $20,335,000, $988,666, $1,467,952, $5,843,063, $996,823, $3,035,906, $8,195,934, $9,900,000, $983,068, $1,461,687, $984,045, $484,305, $1,616,214, $1,675,726, $2,862,146, $27,328,976, $0, $1,229,305, $1,494,809, $1,960,200, $1,492,823, $990,253, $1,343,766, $1,998,417, $1,751,757, $988,029, $7,509,611, $22,140,641, $1,778,816, $34,648,120, $2,949,161, $27,872,248, $22,208,384, $2,945,008, $976,666, $1,869,076, $1,952,915, $1,830,550, $1,871,018, $976,024, $3,071,520, $4,296,010, $4,315,648, $1,373,666, $944,902, $1,272,112, $954,228, $1,274,562, $5,129,230, $2,165,445, $1,348,472, $1,400,000, $981,135, $490,626, $3,366,040, $1,379,570, $5,246,028, $1,081,305, $1,391,819, $2,256,133, $21,816,000, $1,434,417, $962,500, $1,478,633, $6,956,612, $2,075,546, $1,180,761, $3,713,530, $1,679,807, $9,475,849, $1,148,262, $4,699,289, $1,471,714, $1,430,273, $1,139,797, $1,776,844, $14,076,650, $3,073,347, $1,564,675, $1,890,775, $2,901,237, $491,529, $1,671,966, $987,987, $2,903,750, $990,254, $3,160,907, $24,898,055, $796,493, $1,365,903, $2,259,444, $3,432,392, $1,287,344, $1,083,500, $2,394,053, $985,000, $45,682,945, $4,664,144, $4,612,005, $1,995,000, $3,524,925, $2,958,078, $2,885,748, $20,207,048, $2,294,091, $12,451,392, $1,886,133, $2,246,577, $4,491,886, $2,767,122, $35,698,302, $979,765, $1,677,395, $5,099,008, $1,195,575, $5,179,199, $26,295,339, $229,648, $3,425,508, $3,905,783, $1,797,846, $1,930,262, $5,931,239, $2,162,689, $1,001,404, $4,902,637, $5,895,619, $1,139,537, $10,137,883, $2,470,672, $1,502,913, $1,564,816, $2,300,025, $23,134,181, $4,354,616, $579,174, $5,827,475, $4,618,869, $618,411, $1,485,655, $2,779,085, $1,498,069, $5,489,943, $1,754,906, $2,500,000, $10,380, $131,175, $1,460,696, $146,326, $53,395, $533,034, $8,507,329, $383,447, $40,591, $29,257,798, $40,325, $451,287, $85,578, $320,338, $598, $1, $57,235, $2, $2, $1, $1,158,141, $1, $25,698,025, $1, $20,026,979, $1, $1, $9,145,379, $303, $1, $162,146, $42,685,090, $1, $1, $39,077, $3,391,325, $7,549,716, $4,361,621, $3, $1,672, $722,473, $417,000, $24,692,299, $1,376,417, $1, $1, $1, $8, $428,308, $8,018,850, $385,672, $40,745,839, $1, $4, $29,625,539, $1, $11,934,282, $4,658,933, $19,793,748, $16,342, $88,657, $1, $299,644, $1, $969,555, $1,171,049, $3,352,236, $803,341, $147,536, $1, $37,416,327, $3, $1, $1, $922,532, $173,570, $38,325, $182,963, $332,525, $622,683, $8,204,291, $1,035,947, $107,727, $3,062,954, $3,322,997, $1, $1, $1, $57,806, $312,319, $181,332, $1, $1, $799, $229, $1, $101,953, $390,786, $3,067,983, $823,313, $1, $2,649,764, $2,827,305, $12,977,671, $8,792,949, $7,972,380, $1,945,778, $0, $6,825,728, $1,466,441, $2,618,671, $10,386,929, $8,343,232, $382,850, $446,552, $900,677, $4,852,317, $1,452,538, $7,819,962, $0, $219,478, $1,503,503, $9,293,166, $6,160,810, $4,479,945, $19,672,039, $2,787,683, $0, $18,274,054, $1,560,142, $651,243, $3,946,439, $1, $3,297,831, $17,513,851, $8,318,642, $0, $6,568,645, $8,371,127, $7,051,452, $750,000, $13,124,995, $1,267,582, $360,000, $0, $39,978, $18,919,335, $0, $11,475,843, $1,125,000, $225,000, $1, $952,160, $1, $538,729, $1,995,000, $18,945,100, $15,690,328, $17,946,089, $3,363,565, $0, $5,697,133, $4,426,453, $0, $755,486, $2,250,000, $3,793,000, $5,703,718, $3,768,895, $11,433,847, $990,659, $18,344,898, $1,434,275, $5,003,810, $9,213,244, $147,537, $2,290,000, $5,768,315, $1,438,429, $4,382,859, $5,721,153, $2,814,520, $4,309,864, $18,139,087, $5,512,501, $1,171,267, $9,449,999, $1, $0, $3,974,658, $3,251,780, $11,128,865, $1,475,210, $1,529,456, $4,173,423, $0, $0, $15,036,141, $1, $540,645, $1,567,479, $14,272,749, $12,686,584, $2,714,805, $6,650,174, $6,792,341, $15,851,807, $5,731,379, $4,749,351, $4,911,790 and $3,191,536, respectively, totaling $4,193,042,260.

b	Represents an affiliated issuer.

c	Investment does not issue shares.

d	Security or a portion thereof is unsettled at June 30, 2020.

e	Non-income producing.

f	Investment has been committed to but has not been funded by the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2020 (Unaudited) (continued)

A summary of outstanding financial instruments at June 30, 2020 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
September 23, 2020	Barclays	$70,736,498	£56,900,000	$70,342,617	$393,881
September 23, 2020	Barclays	$70,580,836	£57,000,000	$70,466,242	$114,594

September 23, 2020	Barclays	$70,455,303	£56,900,000	$70,342,617	$112,686
September 23, 2020	Barclays	$87,152,060	€77,500,000	$87,166,647	$(14,587)
September 23, 2020	Barclays	$86,939,795	€77,500,000	$87,166,647	$(226,852)
September 23, 2020	Barclays	$86,939,175	€77,500,000	$87,166,647	$(227,472)
September 23, 2020	Barclays	$86,939,020	€77,500,000	$87,166,647	$(227,627)
September 23, 2020	Barclays	$86,938,245	€77,500,000	$87,166,647	$(228,402)
August 19, 2020	Barclays	$97,822,013	€88,900,000	$99,922,124	$(2,100,111)
August 19, 2020	Bank of America	$97,815,870	€88,900,000	$99,922,124	$(2,106,254)
					$(4,510,144)

Legend:

£	- British Pound

€	- Euro

BBSY	- Bank Bill Swap Rate

E	- EURIBOR

L	- LIBOR

PIK	- Payment-in-kind

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2020.

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Partners Group (USA) Inc. (the "Adviser") estimates the fair value of the Fund's Private Equity Investments in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and the Fund's valuation procedures (the "Valuation Procedures"), which have been approved by the Board of Managers of the Fund (the "Board"). As authorized by the Valuation Procedures, the Adviser values the Fund's Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund's Private Equity Investments are valued.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and one or more of its affiliates act as investment advisers to clients other than the Fund. Accordingly, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or of one of its affiliates might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and to such other client.

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

•	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the investment operates, comparable market transactions, performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, brokers quotes as well as discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund's investments classified in the fair value hierarchy as of June 30, 2020:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$136,117,107	$—	$—	$136,117,107
Direct Investments:
Direct Equity	59,601,906	94,228,549	2,829,671,580	2,983,502,035
Direct Debt	—	—	786,040,230	786,040,230
Total Direct Investments	$59,601,906	$94,228,549	$3,615,711,810	$3,769,542,265
Secondary Investments	—	—	444,709,599	444,709,599
Primary Investments	—	—	715,408,191	715,408,191
Total Investments	$195,719,013	$94,228,549	$4,775,829,600	$5,065,777,162
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts	$621,161	$—	$—	$621,161
Total Assets	$621,161	$—	$—	$621,161
Liabilities
Foreign Currency Exchange Contracts	$(5,131,305)	$—	$—	$(5,131,305)
Total Liabilities	$(5,131,305)	$—	$—	$(5,131,305)
Net depreciation on Foreign Currency Exchange Contracts	$(4,510,144)	$—	$—	$(4,510,144)
Total Investments net of Foreign Currency Exchange Contracts	$191,208,869	$94,228,549	$4,775,829,600	$5,061,267,018

The following is a reconciliation of the amount of the account balances on April 1, 2020 and June 30, 2020 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2020	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of June 30, 2020
Direct Investments:
Direct Equity Investments	$2,527,297,097	$125,780,606	$301,655,509	$88,667,773	$(213,729,405)	$-	$-	$2,829,671,580
Direct Debt Investments	746,578,424	860,602	66,494,189	43,876,082	(72,125,229)	356,162	-	786,040,230
Total Direct Investments*	$3,273,875,521	$126,641,208	$368,149,698	$132,543,855	$(285,854,634)	$356,162	$-	$3,615,711,810
Secondary Investments*	404,072,576	(88,332)	35,288,807	11,915,688	(6,479,140)	-	-	444,709,599
Primary Investments*	574,782,992	(40,078)	85,972,797	59,276,380	(4,583,900)	-	-	715,408,191
Total	$4,252,731,089	$126,512,798	$489,411,302	$203,735,923	$(296,917,674)	$356,162	$-	$4,775,829,600

*	For the purposes of the tables above: (i) “Direct Investments” are private investments directly into the equity or debt of selected operating companies, often together with the management of the investee operating company, (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment, and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, “Secondary Investments” are generally understood to mean Private Equity Fund Investments acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the period ended June 30, 2020, there were no transfers between levels.

The amount of the net change in unrealized appreciation/(depreciation) for the three months ended June 30, 2020 relating to investments in Level 3 assets still held at June 30, 2020 is $584,095,583.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of June 30, 2020:

Type of Security	Fair Value at June 30, 2020 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity	$4,961	Exit price	Recent transaction price	n/a
	2,685,137	Market comparable companies	Enterprise value to EBITDA multiple	5.25x - 20.20x (13.92x)
	59,784	Discounted cash flow	Discount factor	9.50% - 15.20% (12.99%)
	45,145	Recent financing/transaction	Recent transaction price	n/a
	35,792	Reported fair value	Reported fair value	n/a
	951	Market comparable companies	Enterprise value to sales multiple	0.70x - 0.70x (0.70x)
Direct Debt	$337,768	Broker quotes	Indicative quotes for an inactive market	n/a
	450,767	Discounted cash flow	Discount factor	0.00% - 63.73% (10.49%)
Primary and Secondary Investments	$1,141,602	Adjusted reported net asset value	Reported net asset value	n/a
	18,516	Adjusted reported net asset value	Fair value adjustments	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input factor are directly affected by a change in that factor. For Level 3 Direct Debt Investments, the Fund estimates fair value through the use of earnings and multiples analysis or a discounted cash flows analysis that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in significantly lower or higher fair value measurements.

Forward Foreign Currency Exchange Contracts

The Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into either as a hedge or as a cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2020 to June 30, 2020, the Fund entered into 18 long/short forward foreign currency exchange contracts. The Fund had $(186,165) in net realized losses and $(11,318,332) change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at June 30, 2020 are representative of contract amounts during the period.

Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” with the Fund if the Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of June 30, 2020:

	Shares/Principal as of June 30, 2020	Fair Value as of March 31, 2020	Gross Additions(1)	Gross Reductions(2)	Realized Gains/Losses	Change in Unrealized Gains (Losses)	Fair Value as of June 30, 2020	Affiliated Income/Accretion of Discount
Non-Controlled Affiliates
AAVAS Financiers Limited	5,713,047	$82,170,894	$-	$-	$-	$8,677,383	$90,848,277	$-
Astorg Co-Invest SGG, FCPI (3)	-	25,870,794	4,585,929	-	-	13,174,119	43,630,842	-
Camelia Investment 1 Limited	6,768,704,353	130,581,199	-	-	-	17,090,821	147,672,020	-
Confluent Health, LLC	27,260	23,208,670	34,390	-	-	4,109,205	27,352,265	-
ECP Holding Company, LLC(4)	-	26,040,248	-	(44,580,028)	35,880,028	(17,340,248)	-	-
ECP Parent, LLC	100,000,000	95,513,500	-	-	-	4,486,500	100,000,000	-
EnfraGen, LLC	37,786	38,787,941	16,910	(23,750)	-	1,371,268	40,152,369	-
EQT Jaguar Co-Investment SCSp(3)	-	47,448,633	-	-	-	5,861,638	53,310,271	-
Huntress Co-Investment L.P., 1(3)	-	49,613,325	-	-	-	3,194,402	52,807,727	-
Luxembourg Investment Company 285 S.à.r.l(5)	14,865,773	36,630,514	-	-	-	6,483,736	43,114,250	-
Luxembourg Investment Company 293 S.à.r.l.	10,752,136	30,686,603	55,985	(55,986)	(5,054)	5,965,577	36,647,125	-
Luxembourg Investment Company 314 S.à.r.l(5)	192,000	1	-	-	-	-	1	-
MHS Acquisition Holdings, LLC	34,242	450,577	-	-	-	72,338	522,915	-
MHS Blocker Purchaser L.P.(3)	-	30,494,901	-	-	-	9,936,515	40,431,416	-
Murra Warra Asset Hold Trust	13,186,543	14,009,086	-	-	-	4,500,098	18,509,184	-
Murra Warra Project Hold Trust	429,366	3,502,274	-	-	-	1,125,021	4,627,295	-
OHCP IV SF COI, L.P.(3)	-	16,819,852	-	-	-	8,104,175	24,924,027	-
Onecall Holdings, L.P.(3)	-	71,681,769	-	-	-	26,609,439	98,291,208	-
PG BRPC Investment, LLC	32,079	31,440,647	-	-	-	4,457,098	35,897,745	-
PG Lion Management Warehouse S.C.S(3)(5)	-	944,704	-	-	-	295,612	1,240,316	-
Polyusus Lux XVI S.a.r.l.	289,102,341	24,494,283	-	-	-	(4,785,286)	19,708,997	-
Quadriga Capital IV Investment Holding II L.P.(3)	-	30,420,817	-	-	-	4,985,091	35,405,908	-
Safe Fleet Holdings LLC(6)	2,900,687	2,497,087	334	(27,313)	65	229,257	2,699,430	42,834
SnackTime PG Holdings, Inc.	12	53,794,557	-	-	-	22,867,912	76,662,469	-
Total Non-Controlled Affiliates		$867,102,876	$4,693,548	$(44,687,077)	$35,875,039	$131,471,671	$994,456,057	$42,834

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.
(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.
(3)	Investment does not issue shares.
(4)	Investment was exited during the period ended June 30, 2020.
(5)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.
(6)	This investment is associated with OHCP IV SF COI, L.P.

Subsequent Event

On July 13, 2020, the Board approved a Plan of Reorganization, which contemplates the reorganization of Partners Group Private Income Opportunities, LLC (the “Acquired Fund,” and together with the Fund, the “Funds”) into the Fund. The reorganization is expected to take effect on or about November 1, 2020, subject to the approval of the Acquired Fund’s shareholders and the satisfaction of applicable regulatory requirements and other customary closing conditions. The reorganization does not require the approval of the Fund's unitholders.

After considering the recommendation of the Adviser, the Board concluded that the reorganization would be in the best interests of the Fund and its unitholders and that the value of the unitholders' interests will not be diluted as a result of the reorganization. It is currently anticipated that the reorganization will be effected on a tax-fee basis for federal income tax purposes.